Business Combination (Details) - Schedule of purchase price allocation - STM and BIC [Member] ¥ in Thousands	12 Months Ended
Aug. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 18,076
Account receivable, net	737
Other current assets	21,474
Property and equipment, net	149,635
Intangible assets
Brand name	¥ 45,063
Amortization period, Brand name	Indefinite
Student base	¥ 5,509
Amortization period, Student base	7 years
Goodwill	¥ 161,831
Other current liabilities	(8,232)
Contract liabilities	(32,324)
Deferred tax liabilities	(9,070)
Total consideration and value to be allocated to net assets	¥ 352,699
Minimum [Member]
Business Acquisition [Line Items]
Amortization period, Property and equipment, net	4 years
Maximum [Member]
Business Acquisition [Line Items]
Amortization period, Property and equipment, net	50 years